Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Segments and Geographic Information [Abstract]
Components of Revenues
	For the years ended December 31,
	2012	2013	2014
Revenues:
Internet services	$328,882	$671,088	$1,370,695
Others	150	-	19,965
	329,032	671,088	1,390,660
Cost of revenues:
Internet services	(32,762)	(87,838)	(297,645)
Others	(40)	-	(7,817)
	(32,802)	(87,838)	(305,462)
Gross profit:
Internet services	296,120	583,250	1,073,050
Others	110	-	12,148
	296,230	583,250	1,085,198
Operating expenses:
Product development	(156,269)	(255,248)	(406,250)
Selling and marketing	(58,178)	(110,104)	(333,701)
General and administrative	(35,643)	(117,148)	(94,260)
Total operating expenses	(250,090)	(482,500)	(834,211)
Subsidy income	2,570	2,349	8,506
Income from operations	$48,710	$103,099	$259,493